SHORT-TERM INVESTMENT - Schedule of short term investment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term investments	¥ 212,003	$ 30,738	¥ 380,052
Time deposits
Short-term investments	142,357		167,781
Wealth management products
Short-term investments	¥ 69,646		¥ 212,271